Principal activities and organization (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
VIEs and subsidiaries of VIEs [Member]
Registered Capital and PRC Statutory Reserves	¥ 641.3	¥ 577.0
Yixin Group Limited (Yixin) [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	44.80%	45.20%